OTHER OPERATING EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2023
OTHER OPERATING EXPENSES, NET
Summary of detailed information about other operating expense, net
	Consolidated
	2023	2022	2021
Other operating income, net
Result on write-off of property, plant and equipment	-	(8,443)	-
Tax credits (a)	195,780	71,720	215,085
Tax benefit from amnesty program (b)	-	126,272	82,140
Reversal for impairment provision	-	-	-
Revenue with sale of the customer portfolio	16,471	11,874	16,113
Royalty income (c)	-	119,438	-
Other operating income	23,924	(25,359)	30,214
Total other operating income	236,175	295,502	343,552

Other operating expenses, net
Result on write-off of property, plant and equipment	(32,704)	5,273	(9,122)
Crer para Ver (d)	(20,115)	(54,062)	(47,523)
Goodwill Impairment	(663,892)	(282,921)	-
Provision for losses on fixed assets. intangible assets and leases	(22,040)	(34,198)	-
Expenses with sale of customer portfolio	(8,168)	-	-
Transformation and integration plan (e)	(769,404)	(423,232)	(511,048)
Restructuring expenses (f)	(52,641)	(50,903)	(3,079)
Increased provision for tax, labor and civil contingencies	(32,383)	-	-
Tax benefit for joining the amnesty program	-	(23,803)	-
Other operating expenses	(4,677)	(80,848)	19,789
Total other operating expenses	(1,606,024)	(944,694)	(550,983)
Other operating expenses, net	(1,369,849)	(649,192)	(207,431)

a)	Refers to tax credits from PIS and COFINS.
b)	Refers to tax benefits in Brazil arising from the adhesion to state tax amnesty programs by the subsidiaries Natura Cosmeticos S.A. and Avon Cosmeticos Ltda.
c)	Refers to revenue from royalties received by subsidiary Avon from its representative in Japan, after a legal dispute.
d)

Refers to appropriation of operating resultsobtained on the sales of the non-cosmetic product line called "Crer Para Ver" to the Natura Institute, specifically earmarked for social projects aimed at developing the quality of education.

e)

Expenses related to the execution of the integration plan between the Natura and Avon brands, which is mainly supported by operational and logistical workflows, structure reorganization, credit and collection review and commercial model optimizations.

f)

Refers to expenses related to the closure of the operations of the subsidiary The Body Shop in Russia, the main expenses being related to employee remuneration and fines for terminating the store rental contract.